UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09054

Credit Suisse Opportunity Funds

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2019 - June 30, 2020

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09054
Reporting Period: 07/01/2019 - 06/30/2020
Credit Suisse Opportunity Funds

================= Credit Suisse Floating Rate High Income Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Credit Suisse Managed Futures Strategy Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Credit Suisse Multialternative Strategy Fund =================

VAIL RESORTS, INC.

Ticker:       MTN            Security ID:  91879Q109
Meeting Date: DEC 05, 2019   Meeting Type: Annual
Record Date:  OCT 08, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Susan L. Decker          For       For          Management
1b    Elect Director Robert A. Katz           For       For          Management
1c    Elect Director John T. Redmond          For       For          Management
1d    Elect Director Michele Romanow          For       For          Management
1e    Elect Director Hilary A. Schneider      For       For          Management
1f    Elect Director D. Bruce Sewell          For       For          Management
1g    Elect Director John F. Sorte            For       For          Management
1h    Elect Director Peter A. Vaughn          For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

--------------------------------------------------------------------------------

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Ticker:       WIW            Security ID:  95766R104
Meeting Date: APR 24, 2020   Meeting Type: Annual
Record Date:  MAR 25, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Abeles, Jr.       For       For          Management
1.2   Elect Director Jane F. Dasher           For       For          Management
1.3   Elect Director Anita L. DeFrantz        For       For          Management
1.4   Elect Director Susan B. Kerley          For       For          Management
1.5   Elect Director Michael Larson           For       For          Management
1.6   Elect Director Avedick B. Poladian      For       For          Management
1.7   Elect Director William E.B. Siart       For       For          Management
1.8   Elect Director Jaynie Miller Studenmund For       For          Management
1.9   Elect Director Peter J. Taylor          For       For          Management
1.10  Elect Director Ronald L. Olson          For       For          Management
1.11  Elect Director Jane E. Trust            For       For          Management

===================== Credit Suisse Strategic Income Fund ======================

CORNERSTONE BUILDING BRANDS, INC.

Ticker:       CNR            Security ID:  21925D109
Meeting Date: MAY 28, 2020   Meeting Type: Annual
Record Date:  APR 15, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Kathleen J. Affeldt      For       For          Management
1.2   Elect Director George L. Ball           For       For          Management
1.3   Elect Director Timothy O'Brien          For       For          Management
1.4   Elect Director Nathan K. Sleeper        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Grant Thornton LLP as Auditors   For       For          Management
4     Amend Omnibus Stock Plan                For       Against      Management

--------------------------------------------------------------------------------

INDEPENDENCE CONTRACT DRILLING, INC.

Ticker:       ICD            Security ID:  453415309
Meeting Date: FEB 06, 2020   Meeting Type: Special
Record Date:  DEC 16, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reverse Stock Split             For       For          Management
2     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

INDEPENDENCE CONTRACT DRILLING, INC.

Ticker:       ICD            Security ID:  453415A99
Meeting Date: JUN 12, 2020   Meeting Type: Annual
Record Date:  APR 15, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director J. Anthony Gallegos, Jr. For       For          Management
1.2   Elect Director Matthew D. Fitzgerald    For       Withhold     Management
1.3   Elect Director Daniel F. McNease        For       For          Management
1.4   Elect Director James G. Minmier         For       For          Management
1.5   Elect Director Adam J. Piekarski        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify BDO USA, LLP as Auditor          For       For          Management

--------------------------------------------------------------------------------

SIX FLAGS ENTERTAINMENT CORPORATION

Ticker:       SIX            Security ID:  83001A102
Meeting Date: MAY 06, 2020   Meeting Type: Annual
Record Date:  MAR 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director B. Ben Baldanza          For       For          Management
1.2   Elect Director Selim Bassoul            For       For          Management
1.3   Elect Director Kurt M. Cellar           For       For          Management
1.4   Elect Director Nancy A. Krejsa          For       For          Management
1.5   Elect Director Richard W. Roedel        For       For          Management
1.6   Elect Director Arik Ruchim              For       For          Management
1.7   Elect Director Michael Spanos           For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of
1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Opportunity Funds

By:
/s/John G. Popp

John G. Popp

Chief Executive Officer and President

Date: July 28, 2020